Schedule of related party balances (Details) (Parenthetical)			12 Months Ended
	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Feb. 25, 2022 USD ($)	Feb. 25, 2022 SGD ($)
Related Party Transaction [Line Items]
Loan amount						$ (870,728)	$ 870,728
Repayments of Lines of Credit				2,000,000.0
Proceeds from (Repayments of) Related Party Debt			$ 1,735,802	$ 2,290,044		(2,290,044)	636,898
Renovation project											$ 2,699,381	$ 3,618,250
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 240,000	$ 200,000
Payment for line of credit	$ 110,000	$ 169,817
Credit card settlements		291,392
Overpayments of long term lines of credit		$ 11,575
Mr. Loh [Member]
Related Party Transaction [Line Items]
performance obligations					$ 77,520					$ 103,908
Revolving Loan Facility Agreements [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt					$ 1,708,478	$ 2,290,044
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Loan amount							$ 870,728